NOTE 9 - INCOME TAXES: Schedule of Current Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Federal statutory income tax rate	$ 162,163	$ (8,566)	$ 275,274	$ 416,225
Change in valuation allowance	$ (162,163)	$ 8,566	$ (275,274)	$ (416,225)